BORROWED FUNDS (Detail Textuals) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Liquidity line of credit with Bankers Bank Northeast	$ 4,000,000
Repurchase agreements | U.S. government-sponsored and guaranteed securities
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral amount	21,683,000	$ 17,402,000
Federal Home Loan Bank of Boston
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amount due in 2017 callable in 2015	18,000,000	18,000,000
Amount due in 2018 callable in 2015	18,000,000	18,000,000
Loans with a principal balance, pledged to secure available borrowings from the FHLB	38,163,000	$ 47,106,000
Modified amount	10,000,000
Capitalized fees	$ 246,000
Frequency of fee	Monthly
Line of credit with Federal Home Loan Bank of Boston	$ 2,354,000